United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.1%
	Communication Services—17.9%
479,900	BCE, Inc.	$$21,341,045
326,200	NTT DOCOMO, Inc.	7,605,623
6,085,835	Singapore Telecom Ltd.	13,592,536
377,975	Telef Brasil, ADR	4,717,128
301,155	Telenor ASA	5,873,209
332,125	TELUS Corp.	12,062,780
10,202,968	Vodafone Group PLC	18,188,026
	TOTAL	83,380,347
	Consumer Staples—12.4%
537,535	Ambev SA, ADR	2,435,034
278,555	British American Tobacco PLC	10,246,877
62,800	Danone SA	4,741,958
693,081	Imperial Brands PLC	23,101,195
166,500	Japan Tobacco, Inc.	4,236,986
1,641,300	Kimberly-Clark de Mexico	2,647,340
116,660	Philip Morris International, Inc.	10,142,420
	TOTAL	57,551,810
	Energy—11.9%
1,899,144	BP PLC	13,449,805
425,850	Enbridge, Inc.	15,753,165
211,268	Total S.A.	12,019,453
316,800	TransCanada Corp.	14,167,468
	TOTAL	55,389,891
	Financials—18.6%
250,750	Admiral Group PLC	7,264,038
85,000	BNP Paribas SA	4,365,606
183,350	Canadian Imperial Bank of Commerce	15,553,297
73,391	Muenchener Rueckversicherungs-Gesellschaft AG	17,283,601
194,445	Scor SA	8,753,477
762,100	Skand Enskilda BKN, Class A	7,755,553
233,000	Sumitomo Mitsui Financial Group, Inc.	8,261,108
597,183	Swedbank AB	10,970,497
19,255	Zurich Insurance Group AG	6,364,604
	TOTAL	86,571,781
	Health Care—10.7%
57,893	AstraZeneca PLC	4,712,980
610,068	GlaxoSmithKline PLC	12,140,921
302,300	Orion Oyj	10,798,101
205,221	Sanofi	17,175,473
300,000	Sonic Healthcare Ltd.	5,133,128
	TOTAL	49,960,603
	Industrials—3.4%
439,797	BAE Systems PLC	2,721,303
109,425	Siemens AG	11,965,529
261,775	Sydney Airport	1,336,410
	TOTAL	16,023,242

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Information Technology—1.0%
1,589,600	CIELO S.A.	$$4,600,176
	Materials—2.7%
1,157,000	Amcor Ltd.	12,344,467
	Real Estate—1.1%
261,000	Link REIT	2,948,382
40,000	Vonovia SE	1,942,135
	TOTAL	4,890,517
	Utilities—18.4%
315,725	AGL Energy Ltd.	4,749,706
433,450	Emera, Inc.	15,421,657
886,000	Enel SpA	5,359,460
117,325	Fortis, Inc. / Canada	4,230,458
1,832,195	Italgas SpA	11,098,984
2,002,482	National Grid- SP PLC	22,560,634
876,925	SSE PLC	13,836,999
1,359,675	Terna SpA	8,451,076
	TOTAL	85,708,974
	TOTAL COMMON STOCKS (IDENTIFIED COST $507,802,798)	456,421,808
	INVESTMENT COMPANY—0.7%
3,060,749	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.550%[1] (IDENTIFIED COST $3,061,667)	3,061,667
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $510,864,465)	459,483,475
	OTHER ASSETS AND LIABILITIES - NET—1.2%[2]	5,528,713
	TOTAL NET ASSETS—100%	$465,012,188
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	4,151,124
Purchases/Additions	35,701,822
Sales/Reductions	(36,792,197)
Balance of Shares Held 2/28/2019	3,060,749
Value	$3,061,667
Change in Unrealized Appreciation/Depreciation	$128
Net Realized Gain/(Loss)	$949
Dividend Income	$27,246
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$10,142,420	$—	$—	$10,142,420
International	112,929,548	333,349,840	—	446,279,388
Investment Company	3,061,667	—	—	3,061,667
TOTAL SECURITIES	$126,133,635	$333,349,840	$—	$459,483,475
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019